Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (4,080)	$ 1,079
Other comprehensive loss:
Foreign currency translation adjustments	(19)	(84)
Total other comprehensive loss	(19)	(84)
Comprehensive income (loss)	$ (4,099)	$ 995